Note 9 - Shareholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Dividend Payment Restrictions [Text Block]
Quarterly average realized silver price per ounce	Quarterly dividend per share	Annualized dividend per share
$30	$0.01	$0.04
$35	$0.02	$0.08
$40	$0.03	$0.12
$45	$0.04	$0.16
$50	$0.05	$0.20
$55	$0.06	$0.24
$60	$0.07	$0.28

Quarterly average realized silver price per ounce	Quarterly dividend per share	Annual dividend per share
$30	$0.01	$0.04
$35	$0.02	$0.08
$40	$0.03	$0.12
$45	$0.04	$0.16
$50	$0.05	$0.20
$55	$0.06	$0.24
$60	$0.07	$0.28

Schedule of Dividends Payable [Table Text Block]
	(A)	(B)	(A+B)
Declaration date	Silver-price-linked component per share	Minimum annual component per share	Total dividend per share	Total dividend amount (in millions)	Month of payment
November 8, 2011	$0.02	$0	$0.02	$5.6	December 2011
February 17, 2012	$0.01	$0.0025	$0.0125	$3.6	March 2012
May 8, 2012	$0.02	$0.0025	$0.0225	$6.4	June 2012
August 7, 2012	$—	$0.0025	$0.0025	$0.7	September 2012
November 2, 2012	$0.02	$0.0025	$0.0225	$6.4	December 2012
February 25, 2013	$—	$0.0025	$0.0025	$0.7	anticipated in March 2013

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrants Outstanding	Warrants	Exercise Price	Expiration Date
Series 1 warrants	5,200,519	$2.40	June 2014
Series 1 warrants	460,976	2.51	June 2014
Series 3 warrants	16,671,128	2.45	August 2014
Total warrants outstanding	22,332,623

Warrants Outstanding	Warrants	Exercise Price	Expiration Date

Series 1 warrants	5,200,519	$2.41	June 2014
Series 1 warrants	460,976	2.52	June 2014
Series 3 warrants	16,671,128	2.46	August 2014

Total warrants outstanding	22,332,623

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2010
Weighted average fair value of options granted	$3.18
Expected stock price volatility	92.00%
Risk-free interest rate	1.43%
Expected life of options (in years)	2.9

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares Subject to Options	Weighted Average Exercise Price
Outstanding, December 31, 2011	1,194,796	$6.72
Expired	(256,388)	$8.56
Outstanding, December 31, 2012	938,408	$6.23

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Shares	Weighted Average Grant Date Fair Value per Share
Unvested, January 1, 2012	561,276	$6.39
Granted	723,669	$4.51
Canceled	(16,461)	$7.29
Distributed	(231,338)	$6.65
Unvested, December 31, 2012	1,037,146	$5.11